CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net (loss) income	$ 6,541	$ 5,887	$ (1,296)
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	410	(99)	161
Total comprehensive (loss) income	6,951	5,788	(1,135)
Less: comprehensive loss attributable to noncontrolling interest	(566)	(630)	(648)
Comprehensive (loss) income attributable to RYB Education, Inc.	$ 7,517	$ 6,418	$ (487)